UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07245
Morgan Stanley Balanced Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: January 31, 2010
Date of reporting period: April 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Balanced Fund
Portfolio of Investments April 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (66.9%)
	Aerospace & Defense (1.1%)
12,600	General Dynamics Corp.	$651,042
26,610	Raytheon Co.	1,203,570

		1,854,612

	Apparel/Footwear Retail (0.2%)
15,600	Gap, Inc. (The)	242,424

	Auto Parts: O.E.M. (0.4%)
28,500	Autoliv, Inc.	703,095

	Beverages: Non-Alcoholic (0.8%)
30,520	Coca-Cola Co. (The)	1,313,886

	Cable/Satellite TV (1.4%)
154,553	Comcast Corp. (Class A)	2,389,389

	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (c)	0

	Chemicals: Major Diversified (1.0%)
32,050	Bayer AG (ADR) (Germany)	1,585,193

	Computer Communications (1.3%)
108,980	Cisco Systems, Inc. (a)	2,105,494

	Computer Peripherals (0.2%)
29,560	EMC Corp. (a)	370,387

	Computer Processing Hardware (1.3%)
58,022	Hewlett-Packard Co.	2,087,632

	Department Stores (0.7%)
89,600	Macy’s, Inc.	1,225,728

	Discount Stores (0.8%)
26,290	Wal-Mart Stores, Inc.	1,325,016

	Drugstore Chains (0.3%)
17,200	Walgreen Co.	540,596

	Electric Utilities (3.0%)
94,956	American Electric Power Co., Inc.	2,504,939
15,858	Entergy Corp.	1,027,123
33,990	FirstEnergy Corp.	1,390,191

		4,922,253

	Electronic Equipment/Instruments (0.7%)
68,500	Agilent Technologies, Inc. (a)	1,250,810

	Electronic Production Equipment (1.1%)
50,300	ASML Holding N.V. (NY Registered Shares) (Netherlands)	1,063,845
29,688	Lam Research Corp. (a)	827,701

		1,891,546

	Electronics/Appliances (1.1%)
70,380	Sony Corp. (ADR) (Japan)	1,820,027

	Financial Conglomerates (4.1%)
199,288	JPMorgan Chase & Co.	6,576,504
79,225	Mizuho Financial Group, Inc. (ADR) (Japan)	333,537

		6,910,041

	Food: Major Diversified (2.0%)
167,110	Unilever N.V. (NY Registered Shares) (Netherlands)	3,307,107

	Food: Specialty/Candy (1.8%)
98,269	Cadbury PLC (ADR) (United Kingdom)	2,956,914

	Home Improvement Chains (1.8%)
114,700	Home Depot, Inc. (The)	3,018,904

NUMBER OF
SHARES		VALUE
	Household/Personal Care (1.5%)
44,470	Estee Lauder Cos, Inc. (The) (Class A)	1,329,653
23,100	Procter & Gamble Co. (The)	1,142,064

		2,471,717

	Industrial Conglomerates (3.2%)
47,100	General Electric Co.	595,815
70,200	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,528,254
25,350	Siemens AG (ADR) (Germany)	1,696,676
63,727	Tyco International Ltd. (Bermuda)	1,514,154

		5,334,899

	Insurance Brokers/Services (2.5%)
198,810	Marsh & McLennan Cos, Inc.	4,192,903

	Integrated Oil (5.1%)
31,700	BP PLC (ADR) (United Kingdom)	1,345,982
16,566	ConocoPhillips	679,206
37,940	Exxon Mobil Corp.	2,529,460
30,100	Hess Corp.	1,649,179
51,200	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,338,816

		8,542,643

	Investment Banks/Brokers (1.1%)
101,960	Schwab (Charles) Corp. (The)	1,884,221

	Major Banks (1.7%)
10,300	Comerica, Inc.	216,094
98,016	KeyCorp	602,798
42,301	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	229,271
36,578	PNC Financial Services Group	1,452,147
10,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	344,758

		2,845,068

	Major Telecommunications (1.8%)
100,695	Verizon Communications, Inc.	3,055,086

	Media Conglomerates (4.1%)
34,915	Time Warner Cable	1,125,310
132,725	Time Warner Inc.	2,897,387
145,286	Viacom Inc. (Class B) (a)	2,795,303

		6,818,000

	Medical Distributors (0.6%)
27,800	Cardinal Health, Inc.	939,362

	Medical Specialties (1.6%)
137,040	Boston Scientific Corp. (a)	1,152,506
46,507	Covidien Ltd. (Bermuda)	1,533,801

		2,686,307

	Motor Vehicles (0.5%)
37,563	Harley-Davidson, Inc.	832,396

	Oil & Gas Production (3.6%)
50,200	Anadarko Petroleum Corp.	2,161,612
21,470	Devon Energy Corp.	1,113,219
48,560	Occidental Petroleum Corp.	2,733,442

		6,008,273

	Oilfield Services/Equipment (0.9%)
31,520	Schlumberger Ltd. (Netherlands Antilles)	1,544,165

	Other Consumer Services (1.7%)
172,640	eBay Inc. (a)	2,843,381

	Packaged Software (0.2%)
21,661	Symantec Corp. (a)	373,652

	Personnel Services (1.0%)
19,901	Manpower, Inc.	857,534
31,200	Robert Half International, Inc.	749,424

		1,606,958

	Pharmaceuticals: Major (4.3%)
30,740	Abbott Laboratories	1,286,469
110,210	Bristol-Myers Squibb Co.	2,116,032
56,340	Roche Holdings AG (ADR) (Switzerland)	1,773,301
90,310	Schering-Plough Corp.	2,078,936

		7,254,738

	Precious Metals (1.7%)
27,500	Freeport-McMoRan Copper & Gold, Inc.	1,172,875
41,590	Newmont Mining Corp.	1,673,582

		2,846,457

NUMBER OF
SHARES		VALUE
	Property — Casualty Insurers (2.5%)
47,201	Chubb Corp. (The)	1,838,479
57,243	St. Paul Travelers Cos., Inc. (The)	2,354,977

		4,193,456

	Regional Banks (0.1%)
14,400	First Horizon National Corp.	165,744

	Restaurants (0.7%)
78,255	Starbucks Corp. (a)	1,131,567

	Semiconductors (0.8%)
86,926	Intel Corp.	1,371,692

	Tobacco (0.6%)
26,820	Philip Morris International Inc.	970,884

	TOTAL COMMON STOCKS (Cost $141,219,659)	111,734,623

	Investment Trust/Mutual Funds (0.5%)
25,600	Financial Select Sector SPDR Fund (ETF)	274,688
11,084	SPDR KBW Regional Banking (ETF)	231,212
5,500	Regional Bank HOLDRs (ETF)	331,430

	Total Investment Trust/Mutual Funds (Cost $863,725)	837,330

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CORPORATE BONDS (12.7%)
	Accident & Health Insurance (0.1%)
$90	Traveler Cos., Inc. (The)	5.80%	05/15/18	89,404

	Aerospace & Defense (0.1%)
65	Boeing Inc.	6.00	03/15/19	68,480
160	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	143,934

				212,414

	Agricultural Commodities/Milling (0.0%)
80	Archer-Daniels-Midland Co.	5.45	03/15/18	81,713

	Beverages: Alcoholic (0.2%)
80	Diageo Capital PLC (United Kingdom)	5.75	10/23/17	81,368
50	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	55,762
150	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	127,843

				264,973

	Beverages: Non-Alcoholic (0.1%)
115	Coca-Cola Co. (The)	4.875	03/15/19	117,522

	Biotechnology (0.2%)
80	Amgen Inc.	5.70	02/01/19	82,431
150	Amgen Inc.	5.85	06/01/17	155,404
95	Biogen Idec Inc.	6.875	03/01/18	93,026

				330,861

	Brewery (0.1%)
110	Anheuser-Busch InBev Worldwide Inc. - 144A (b)	7.20	01/15/14	114,792

	Broadcasting (0.1%)
100	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	91,801

	Cable/Satellite TV (0.2%)
340	Comcast Corp.	5.70	05/15/18	332,985
50	Comcast Corp.	6.50	01/15/17	51,520

				384,505

	Chemicals: Agricultural (0.0%)
45	Monsanto Co.	5.125	04/15/18	44,617
20	Potash Corporation of Saskatchewan Inc.	6.50	05/15/19	20,823

				65,440

	Chemicals: Major Diversified (0.1%)
95	E.I. du Pont de Nemours & Co.	6.00	07/15/18	97,727

	Computer Communications (0.1%)
100	Cisco Systems, Inc.	4.95	02/15/19	101,974
25	Cisco Systems, Inc.	5.90	02/15/39	23,741

				125,715

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Computer Processing Hardware (0.1%)
90	Hewlett-Packard Co.	4.75	06/02/14	94,170
50	Hewlett-Packard Co.	5.50	03/01/18	52,508

				146,678

	Discount Stores (0.2%)
200	Wal-Mart Stores, Inc.	4.25	04/15/13	210,362
115	Wal-Mart Stores, Inc.	4.125	02/01/19	111,728
5	Wal-Mart Stores, Inc.	6.20	04/15/38	5,225
5	Wal-Mart Stores, Inc.	6.50	08/15/37	5,320

				332,635

	Drugstore Chains (0.2%)
260	CVS Pass-Through Trust - 144A (b)	6.036	12/10/28	193,154
100	Walgreen Co.	5.25	01/15/19	99,654

				292,808

	Electric Utilities (1.1%)
55	Alabama Power Co.	5.80	11/15/13	59,379
95	CenterPoint Energy Resources, Corp.	6.25	02/01/37	61,569
55	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	57,729
95	Detroit Edison Co. (The)	6.125	10/01/10	97,860
175	E.ON International Finance BV - 144A (Netherlands) (b)	5.80	04/30/18	174,405
180	Electricite de France (EDF) - 144A (France) (b)	6.50	01/26/19	194,116
85	FPL Group Capital Inc.	6.00	03/01/19	87,218
35	Georgia Power Co.	6.00	11/01/13	38,051
120	Ohio Edison Co.	6.40	07/15/16	116,633
110	Ohio Power Co. (Series K)	6.00	06/01/16	106,920
50	PacifiCorp	5.50	01/15/19	51,708
90	PECO Energy Co.	5.35	03/01/18	86,931
95	PPL Energy Supply LLC	6.30	07/15/13	96,503
130	Progress Energy Inc.	7.05	03/15/19	138,057
10	Public Service Co. of Colorado	5.80	08/01/18	10,586
75	Public Service Co. of Colorado	6.50	08/01/38	80,381
85	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	87,667
85	Texas Eastern Transmission LP	7.00	07/15/32	77,958
70	Union Electric Co.	6.70	02/01/19	69,014
160	Virginia Electric & Power Co.	8.875	11/15/38	207,626

				1,900,311

	Electrical Products (0.1%)
115	Cooper Industries, Inc.	5.25	11/15/12	118,655
65	Emerson Electric Co.	4.875	10/15/19	63,954
20	Emerson Electric Co.	5.00	04/15/19	19,883

				202,492

	Electronic Components (0.1%)
115	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	115,394

	Electronic Equipment/Instruments (0.0%)
90	Xerox Corp.	6.35	05/15/18	73,017

	Electronic Production Equipment (0.0%)
80	KLA-Tencor Corp.	6.90	05/01/18	62,894

	Electronics/Appliances (0.1%)
130	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	125,084

	Finance (0.1%)
45	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	45,261
105	BP Capital Markets PLC (United Kingdom)	4.75	03/10/19	104,509
100	Pearson Dollar Finance Two PLC - 144A (United Kingdom) (b)	6.25	05/06/18	90,112

				239,882

	Finance/Rental/Leasing (0.1%)
200	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	198,598

	Financial Conglomerates (1.3%)
155	American Express Credit Corp.	7.30	08/20/13	155,421
135	Citigroup Inc.	5.875	05/29/37	102,557
155	Citigroup Inc.	6.125	11/21/17	127,994
130	Citigroup Inc.	6.125	05/15/18	109,434
1,200	JPMorgan Chase & Co.	2.125	12/26/12	1,199,814
225	JPMorgan Chase & Co.	4.75	05/01/13	223,749
230	JPMorgan Chase & Co.	6.00	01/15/18	223,986
80	Prudential Financial, Inc. (Series MTN)	6.625	12/01/37	49,279

				2,192,234

	Food Retail (0.2%)
40	Delhaize America, Inc.	9.00	04/15/31	43,992
70	Delhaize Group (Belgium)	5.875	02/01/14	71,032
70	Kroger Co. (The)	5.00	04/15/13	70,759
20	Kroger Co. (The)	6.40	08/15/17	20,851
90	McDonald’s Corp.	5.70	02/01/39	85,963
5	McDonald’s Corp.	6.30	10/15/37	5,117

				297,714

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Food: Major Diversified (0.4%)
120	ConAgra Foods, Inc.	7.00		10/01/28	116,586
25	ConAgra Foods, Inc.	8.25		09/15/30	26,359
100	General Mills, Inc.	5.25		08/15/13	104,604
80	General Mills, Inc.	5.65		02/15/19	81,830
15	Kraft Foods Inc.	6.125		02/01/18	15,252
110	Kraft Foods Inc.	6.125		08/23/18	111,937
5	Kraft Foods Inc.	6.75		02/19/14	5,454
95	Kraft Foods Inc.	6.875		01/26/39	93,802
45	Kraft Foods Inc.	7.00		08/11/37	44,367

					600,191

	Gas Distributors (0.2%)
120	NiSource Finance Corp.	6.80		01/15/19	104,244
90	NiSource Finance Corp.	1.821	(e)	11/23/09	88,357
120	Questar Market Resources, Inc.	6.80		04/01/18	104,743

					297,344

	Home Improvement Chains (0.1%)
155	Home Depot, Inc. (The)	5.40		03/01/16	149,091

	Household/Personal Care (0.1%)
40	Procter & Gamble Co. (The)	4.60		01/15/14	42,404
140	Procter & Gamble Co. (The)	4.70		02/15/19	140,611
20	Procter & Gamble Co. (The)	5.55		03/05/37	19,928

					202,943

	Industrial Conglomerates (0.4%)
655	General Electric Co.	5.25		12/06/17	620,876
100	Honeywell International Inc.	5.30		03/01/18	102,866

					723,742

	Industrial Machinery (0.1%)
105	Parker Hannifin Corp. (Series MTN)	5.50		05/15/18	104,000

	Information Technology Services (0.1%)
100	IBM Corp.	7.625		10/15/18	118,776

	Insurance Brokers/Services (0.0%)
100	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	58,597

	Integrated Oil (0.3%)
135	Chevron Corp.	4.95		03/03/19	138,211
230	ConocoPhilips	5.20		05/15/18	226,019
55	ConocoPhilips	5.75		02/01/19	56,250

					420,480

	International Banks (0.1%)
100	UBS AG/Stamford Branch (Series DPNT)	5.875		12/20/17	87,854

	Investment Banks/Brokers (0.6%)
110	Bear Stearns Cos. LLC (The)	6.40		10/02/17	107,243
155	Bear Stearns Cos. LLC (The)	7.25		02/01/18	158,543
445	Goldman Sachs Group, Inc.	6.15		04/01/18	420,440
110	Goldman Sachs Group, Inc.	6.75		10/01/37	84,071
210	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	177,254
120	NYSE Euronext	4.80		06/28/13	122,406

					1,069,957

	Life/Health Insurance (0.1%)
90	MetLife, Inc. (Series A)	6.817		08/15/18	85,098

	Major Banks (0.9%)
175	Bank of America Corp.	5.65		05/01/18	142,699
295	Bank of America Corp.	5.75		12/01/17	241,388
155	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	157,421
50	Credit Suisse/New York NY (Switzerland)	5.00		05/15/13	49,421
65	Credit Suisse/New York NY (Switzerland)	6.00		02/15/18	58,069
85	Credit Suisse Inc.	5.125		08/15/15	82,805
225	HBOS PLC - 144A (United Kingdom) (b)	6.75		05/21/18	165,863
225	HSBC Finance Corp.	6.75		05/15/11	220,765
500	Wells Fargo & Co.	5.625		12/11/17	466,933

					1,585,364

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Major Telecommunications (1.0%)
90	AT&T Corp.	8.00	(e)	11/15/31	102,052
335	AT&T Inc.	6.30		01/15/38	310,889
40	AT&T Inc.	6.55		02/15/39	38,591
95	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.75	(e)	06/15/30	109,964
70	France Telecom S.A. (France)	8.50	(e)	03/01/31	89,335
65	SBC Communications, Inc.	6.15		09/15/34	58,288
80	Telecom Italia Capital S.A. (Luxembourg)	4.95		09/30/14	74,022
85	Telecom Italia Capital S.A. (Luxembourg)	6.999		06/04/18	80,100
85	Telecom Italia Capital S.A. (Luxembourg)	4.00		01/15/10	84,422
200	Telefonica Europe BV (Netherlands)	8.25		09/15/30	228,030
195	Verizon Communications Inc.	5.50		02/15/18	193,657
160	Verizon Communications Inc.	6.35		04/01/19	166,562
65	Verizon Communications Inc.	8.95		03/01/39	78,620
115	Verizon Wireless Capital LLC - 144A (b)	5.55		02/01/14	120,764

					1,735,296

	Managed Health Care (0.1%)
125	UnitedHealth Group Inc.	6.00		02/15/18	117,317
20	WellPoint Inc.	7.00		02/15/19	20,429

					137,746

	Marine Shipping (0.1%)
55	Union Pacific Corp.	6.125		02/15/20	53,454
130	Union Pacific Corp.	7.875		01/15/19	143,724

					197,178

	Media Conglomerates (0.5%)
145	News America, Inc. - 144A (b)	6.90		03/01/19	136,693
245	Time Warner Cable Inc.	6.75		07/01/18	248,322
65	Time Warner Cable Inc.	8.25		04/01/19	71,959
80	Time Warner Cable Inc.	8.75		02/14/19	90,086
60	Time Warner, Inc.	5.875		11/15/16	57,970
85	Time Warner, Inc.	7.70		05/01/32	77,568
100	Viacom, Inc.	6.875		04/30/36	81,768
125	Vivendi - 144A (France) (b)	6.625		04/04/18	112,716

					877,082

	Medical Specialties (0.0%)
35	Baxter International Inc.	5.375		06/01/18	35,703

	Motor Vehicles (0.1%)
175	Daimler FinanceNorth American LLC	8.50		01/18/31	164,546
105	Harley-Davidson Funding Corp. -144A (b)	6.80		06/15/18	74,292

					238,838

	Multi-Line Insurance (0.2%)
340	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	268,833

	Oil & Gas Pipelines (0.2%)
110	Enterprise Products Operating LLP	6.50		01/31/19	101,091
115	Kinder Morgan Energy Partner, L.P.	5.95		02/15/18	106,845
90	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	65,130

					273,066

	Oil & Gas Production (0.2%)
60	Apache Corp.	6.90		09/15/18	65,640
110	Devon Financing Corp. ULC (Canada)	7.875		09/30/31	119,806
80	EnCana Corp. (Canada)	5.90		12/01/17	78,945
10	EnCana Corp. (Canada)	6.50		05/15/19	10,282
150	XTO Energy, Inc.	5.50		06/15/18	142,813

					417,486

	Oil Related (0.1%)
90	Transocean Inc (Switzerland)	6.00		03/15/18	89,147

	Oilfield Services/Equipment (0.1%)
105	Weatherford International Ltd. (Bermuda)	6.00		03/15/18	88,037

	Other Metals/Minerals (0.1%)
135	Brascan Corp. (Canada)	7.125		06/15/12	121,647
85	Rio Tinto Finance Ltd. (Australia)	6.50		07/15/18	76,701

					198,348

	Packaged Software (0.0%)
75	Oracle Corp.	5.75		04/15/18	79,598

	Pharmaceuticals: Major (0.5%)
15	AstraZeneca PLC (United Kingdom)	5.90		09/15/17	15,809
40	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	43,200
35	Bristol-Myers Squibb Co.	5.45		05/01/18	35,887
35	GlaxoSmithKline Capital Inc.	5.65		05/15/18	36,391
40	GlaxoSmithKline Capital Inc.	6.375		05/15/38	41,348
110	Novartis Capital Corp.	4.125		02/10/14	114,133
320	Pfizer Inc.	6.20		03/15/19	344,557
200	Roche Holding, Inc. - 144A (b)	6.00		03/01/19	208,337
20	Wyeth	5.45		04/01/17	20,304

					859,966

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Property — Casualty Insurers (0.3%)
100	ACE INA Holding Inc.	5.60		05/15/15	94,222
235	Berkshire Hathaway Finance Corp.	5.40		05/15/18	237,568
35	Chubb Corp. (The)	5.75		05/15/18	34,656
135	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	95,130
130	Xlliac Global Funding - 144A (b)	4.80		08/10/10	118,365

					579,941

	Railroads (0.1%)
40	Canadian National Railway Co. (Canada)	5.55		05/15/18	40,569
25	Canadian National Railway Co. (Canada)	5.55		03/01/19	25,474
100	Korea Railroad Corp. - 144A (South Korea) (b)	5.375		05/15/13	89,083
50	Norfolk Southern Corp. - 144A (b)	5.75		01/15/16	49,324

					204,450

	Restaurants (0.1%)
30	McDonald’s Corp (Series MTN)	5.00		02/01/19	30,471
100	Tricon Global Restaurants, Inc.	8.875		04/15/11	107,406
45	Yum! Brands, Inc.	6.25		03/15/18	42,525

					180,402

	Savings Banks (0.2%)
135	Household Finance Corp.	6.375		10/15/11	133,364
260	Sovereign Bancorp, Inc.	1.457	(e)	03/23/10	241,792

					375,156

	Services to the Health Industry (0.1%)
105	Medco Health Solutions, Inc.	7.125		03/15/18	104,038

	Steel (0.1%)
145	ArecelorMittal (Luxembourg)	6.125		06/01/18	117,040

	Telecommunication Equipment (0.0%)
15	Nokia Corp. (ADR) (Finland)	5.375		05/15/19	14,861

	Tobacco (0.2%)
55	Altria Group, Inc.	9.25		08/06/19	63,087
75	BAT International Finance PLC - 144A (United Kingdom) (b)	9.50		11/15/18	85,360
105	Phillip Morris International Inc.	5.65		05/16/18	106,442

					254,889

	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services Corp (Series MTN)	4.90		08/15/13	54,665
80	John Deere Capital Corp. (Series MTN)	5.75		09/10/18	79,194
35	PACCAR Inc.	6.875		02/15/14	36,672

					170,531

	Wireless Telecommunications (0.0%)
80	Vodafone Group PLC (United Kingdom)	5.625		02/27/17	80,626

	TOTAL CORPORATE BONDS (Cost $22,182,125)				21,238,303

	FOREIGN GOVERNMENT OBLIGATION (0.2%)
310	Federative Republic of Brazil (Cost $316,510)	6.00		01/17/17	316,045

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (14.5%)
	Federal National Mortgage Assoc.
2,440		2.875		12/11/13	2,492,272
345		6.625		11/15/30	436,506
	Federal Home Loan Mortgage Corp.
1,520		4.875		06/13/18	1,675,862
250		5.00		04/18/17	275,776
	U.S. Treasury Bonds
1,900		3.50		02/15/39	1,722,166
190		4.375		02/15/38	199,738
2,000		6.00		02/15/26	2,487,502
	U.S Treasury Notes
2,500		0.875		03/31/11	2,500,782
1,500		1.25		11/30/10	1,511,780
6,700		1.75		11/15/11	6,795,294
3,000		1.75		03/31/14	2,967,189
600		1.75		11/15/19	581,342
500		4.375		08/15/12	546,563

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $24,398,686)				24,192,772

	U.S. GOVERNMENT AGENCIES — MORTGAGE-BACKED SECURITIES (0.5%)
	Federal Home Loan Mortgage Corp. Gold
17		7.50		08/01/11	17,959

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Federal National Mortgage Assoc.
248		7.00		03/01/12 - 07/01/32	267,210
245		7.50		08/01/23 - 06/01/32	267,001
178		8.00		05/01/25 - 02/01/32	194,916
6		9.50		12/01/20	6,617
	Government National Mortgage Assoc.
78		7.50		08/15/25 - 06/15/27	84,089
72		8.00		05/15/26	78,485

	TOTAL U.S. GOVERNMENT AGENCIES — MORTGAGE-BACKED SECURITIES (Cost $869,585)				916,277

	ASSET-BACKED SECURITIES (0.1%)
	Finance/Rental/Leasing
183	Capital Auto Receivables Assets Trust 2007-SN1 A3B (Cost $183,097)	0.511	(e)	07/15/10	178,572

NUMBER OF
CONTRACTS
CALL OPTIONS PURCHASED (0.0%)
103	Euro $2 Year Mid-Crv September /2009 @97.75 (Cost $79,863)	24,463

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENTS (4.5%)
	U.S. Government Obligation (d) (f) (0.8%)
$1,343	U.S. Treasury Bills (Cost $1,342,954)	0.04 - 0.23%	05/15/09	1,342,954

NUMBER OF
SHARES (000)
	Investment Company (g) (h) (3.7%)
6,102	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $6,102,033)		6,102,033

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,444,987)		7,444,987

	TOTAL INVESTMENTS (Cost $197,558,237) (i) (j)	99.9%	166,883,372
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	173,252
	TOTAL WRITTEN OPTIONS OUTSTANDING (Premium Received $12,752)	(0.0)	(2,575)

	NET ASSETS	100.0%	$167,054,049

ADR	American depositary receipt.

ETF	Exchange-Traded Fund.

MTN	Medium term note.

(a)	Non-income producing security.

(b)	Resale is restricted to qualified institutional investors.

(c)	A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)	Floating Rate security, rate shown is the rate in effect at April 30, 2009.

(f)	A portion of this security has been physically segregated in connection with open futures contracts.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class.

(h)	May include cash designated as collateral in connection with open swap contracts.

(i)	Securities have been designated as collateral in connection with open futures, option and swap contracts.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at April 30, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

103	Call Options on Euro $2 Year Mid-Crv Futures	$98.50	September 2009	$12,752	$2,575

Futures Contracts Open at April 30, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
24	Long	U.S.Treasury Notes 2 Year, June 2009	$5,221,125	$10,677
19	Long	U.S.Treasury Notes 5 Year, June 2009	2,225,672	(10,629)
7	Long	90 Day Euro $ Futures March 2011	1,708,875	276
3	Long	90 Day Euro $ Futures June 2011	730,350	(345)
3	Long	90 Day Euro $ Futures September 2011	728,588	(758)
3	Long	90 Day Euro $ Futures December 2011	726,900	(1,020)
4	Short	90 Day Euro $ Futures March 2012	(967,800)	4,650
10	Short	U.S.Treasury Notes 20 Year, June 2009	(1,225,625)	39,227
34	Short	U.S.Treasury Notes 10 Year, June 2009	(4,111,875)	56,595

		Net Unrealized Appreciation		$98,673

Credit Default Swap Contracts Open at April 30, 2009:

CREDIT
		NOTIONAL						RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	APPRECIATION	PAYMENT	VALUE	OBLIGATION *
(unaudited)
Bank of America, N.A. Sealed Air Corp.	Buy	$40	1.12%	March 20, 2018	$641	$—	$641	BB+

*	Credit ratings as issued by Standard and Poor’s.

Morgan Stanley Balanced Fund
Notes to the Portfolio of Investments
FAS 157
4/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective February 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at April 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments in Securities	$166,858,909	$117,088,793	$49,770,116	—
Other Financial Instruments*	123,777	123,136	641	—

Total	$166,982,686	$117,211,929	$49,770,757	—

Liabilities:
Other Financial Instruments*	($2,575)	($2,575)	—	—

*	Other financial instruments include futures, options and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$176,041
Net purchases (sales)	(268,083)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	210,830
Realized gains (losses)	(118,788)

Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of April 30, 2009	—

As of April 30, 2009, The Fund held one level 3 security with a value of $0 for the entire period.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Balanced Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009

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